UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22594

Hatteras GPEP Fund II, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Capital Investment Management, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form  N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 1: To receive the annual account and the reports of the Directors for the year ended 31st December 2013	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 2: to approve the Directors’ remuneration policy which is contained in the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 3: To approve the Directors’ remuneration report (other than the part containing the Directors’ remuneration policy) for the year ended 31st December 2013	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 4: To re-elect Lord Jay of Ewelme as a Director	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 5: To re-appoint Grant Thornton UK LLP as auditors of the company	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 6: To authorize the Directors to agree the remuneration of the auditors	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 7: To authorize the Directors to allot shares pursuant to section 551 of the companies act 2006	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 8: To authorize the Directors to disapply pre-emption rights pursuant to section 570 and 573 of the companies act 2006	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 9: To authorize the company to make market purchases of its ordinary shares pursuant to section 701 of the companies act 2006	Board of Directors	Yes	For	For Mgt

Candover Investments plc	CDI LN	N/A	May 12, 2014	Proposal 10: To approve general meetings (other than annual general meetings) to be held on not less than 14 clear days notice	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 1: Annual accounts approval	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 2: Application of results 2013	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 3: Directors management approval	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 4: Dividends distribution	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.1: Reelection of Director Joaquin Garcia Quiros Rodriguez	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.2: Reelection of Director Rafael Jimenez Lopez	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 5.3: Reelection of Director Alfred Merton Vinton	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 6: Reelection of auditors: Pricewaterhousecoopers	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 7: Own SHS acquisition authorization	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 8: Delegation of faculties to execute adopted agreements	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado ORD	DIN SM	N/A	June 2014	Proposal 9: Consultative vote regarding report on remuneration for Directors	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 1: Approve allocation of income and ordinary dividends of EUR 0.40 per share and special dividends of EUR 0.80 per share	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 2: Approve discharge of management board for fiscal 2012/2013	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 3: Approve discharge of supervisory board for fiscal 2012/2013	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 27, 2014	Proposal 4: Ratify KPMG AG as auditors for fiscal 2013/2014	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 1: Annual report and accounts	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 2: Remuneration policy	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 3: Remuneration Report	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 4: Election of David Robins	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 5: Re-election of Andrew Sykes	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 6: Re-election of Lynn Fordham	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 7: Re-election of Stephen Duckett	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 8: Re-election of Caroline Goodall	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 9: Re-appointment of Ernst & Young LLP as Auditors	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 10: Authority for Directors to determine the Auditors’ remuneration	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 11: Authority to allot shares	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 12: Authority to purchase own shares in tender offer	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 13: Authority to purchase own shares	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 14: Holding general meetings on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 28, 2014	Proposal 15: Disapplication of pre-emption rights	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 1: To receive the report of the Directors, the strategic report and the financial statements for the year ended 31 December 2013	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 2: To approve the Directors’ remuneration report other than the part containing the Directors’ remuneration policy	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 3: To approve the Directors’ remuneration policy	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 4: To declare a dividend of 29.0P Per Share	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 5: To elect Mr. P Dunscombe as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 6: To re-elect Mr. R Mountford as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 7: To re-elect Mr. A Murison as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 8: To re-elect Mr. M Powell as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 9: To re-appoint Deloitte LLP as independent auditor to the company	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 10: To authorize the Directors to determine the independent auditor’s remuneration	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 11: To renew the company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 12: To renew the company’s authority to issue shares under section 551 of the Companies ACT 2006	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 13: To renew the company’s authority to issue shares under sections 570 and 573 of the companies act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	May 13, 2014	Proposal 14: To authorize the company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 1: To receive and adopt the report of the Directors and Auditors and the audited accounts for the year ended 31 December 2013	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 2: To approve the Directors remuneration policy	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 3: To approve the Directors remuneration report for the year ended 31 December 2013	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 4: To declare a dividend for the year ended 31 December 2013	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 5: To re-elect Duncan Budge as a Director	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 6: To re-elect Liz Airey as a Director	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 7: To appoint KPMG LLP as auditors of the company to hold office until the conclusion of the next general meeting at which accounts are laid before the company	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 8: To authorize the Directors to fix the remuneration of the auditors	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 9: To authorize the Directors to allot equity securities	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 10: To disapply pre-emption rights in relation to the allotment of equity securities	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 11: To authorize the company to purchase its own shares	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 12: That a general meeting other than an annual general meeting may be called at not less than 14 clear days notice	Board of Directors	Yes	For	For Mgt

Dunedin Enterprise-Ord	DNE LN	N/A	May 14, 2014	Proposal 13: To authorize the Company to purchase its own shares pursuant to the tender offer	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 1: To receive and adopt the reports of the Directors and auditors and the Company’s accounts for the year ended 31 January 2014	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 2: To declare a final dividend of 7.5p and a special dividend of 8.0p on the ordinary shares	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 3: To re-elect P. Dicks as a Director	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 4: To re-elect M. Fane as a Director	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 5: To re-elect A. Pomfret as a Director	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 6: To re-elect J. Tigue as a Director	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 7: To re-appoint the auditors and the authorize the Directors to fix their remuneration	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 8: To approve the remuneration policy set out in the Directors’ remuneration section of the annual report	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 9: To approve the remuneration report set out in the Directors’ remuneration section of the annual report	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 10: To approve an increase in the maximum aggregate amount of fees payable to the Directors for their services from 250,000 GBP to 300,000 GBP	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 11: To give the Directors authority to allot shares	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 12: To give the Directors authority to allot shares for cash other than on a pro-rata basis including authority to sell or allot treasury shares	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 13: To give the Directors authority to purchase the company’s shares	Board of Directors	Yes	For	For Mgt

Graphite Enterprise Trust PLC	GPE LN	N/A	June 2014	Proposal 14: To give the Directors authority to call meeting other than an annual general meeting with not less than 14 days notice	Board of Directors	Yes	For	For Mgt

Better Capital PCC Ltd	BCAP LN	N/A	July 31, 2013	Proposal 1: That, the Directors of the Company be and are hereby generally and unconditionally authorized to exercise all the powers of the	Board of Directors	Yes	For	For Mgt

Company to issue up to 238,116,000 New 2012 Shares, in connection with and for the purposes of the Firm Placing and Placing and Open Offer (as such terms are defined in the 2013 Prospectus (as defined below)) on the basis that the provisions of Article 4.14 of the company’s articles of incorporation shall not apply to such issue

Better Capital PCC Ltd	BCAP LN	N/A	July 31, 2013

Proposal 2: That conditional upon the passing of resolution 1 above the Directors of the company be and are hereby generally and unconditionally authorized to exercise all the powers of the Company to extend the Fund Investment period by 18 calendar months from 31 December 2014 to 30 June 2016

				Board of Directors	Yes	For	For Mgt

Better Capital PCC Ltd	BCAP LN	N/A	July 31, 2013

Proposal 3: that conditional upon the passing of resolution 1 above the Directors of the company be and are hereby generally empowered in accordance with the Company’s articles of incorporation (In substitution for any existing such power or authority) to issue grant rights to subscribe for, or grant rights to convert any security into up to: (1) the aggregate number of the 2012 Shares as

				Board of Directors	Yes	For	For Mgt

represent no more than 5 per cent. Of the Existing 2012 Shares and the New 2012 Shares that shall be admitted to trading on the London Stock Exchange’s main market for listed securities upon Admission; and (ii) in any rolling three-year period, such number of the 2012 shares as constitutes no more than 7.5 per cent. Of the 2012 Shares that shall be admitted to trading on the London Stock Exchange’s main market for listed securities upon Admission as if the provisions of Article 4.14 of the company’s articles of Incorporation did not apply to any issue or grant, provided that: 3.1 this power shall (unless previously revoked, varied or renewed by the Company) expire on the conclusion of the annual general meeting of the Company to be held in 2014, save that the Company may make prior to such expiry any offer or agreement which would or might require shares to be issued after expiry of such period and the Board may issue shares or grant rights pursuant to such an offer or agreement notwithstanding to expiry of the authority giving by this resolution; and 3.2 this power shall be limited to the issue of, or the grant of rights in respect of, 2012 shares

Better Capital PCC Ltd	BCAP LN	N/A	July 31, 2013

Proposal 4: that conditional upon the passing of resolution 1 above the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey) Law, 2008 as amended (the “Law”) to make market acquisitions (as defined in the Law) of the 2012 Shares, provided that 4.1 the maximum number of 2012 Shares authorized to be purchased shall be 14.99 percent Of the company’s issued 2012 Shares immediately following Admission; 4.2 the minimum price (exclusive of expenses) which may be paid for such shares is GBP 1.00 per 2012 share; 4.3 the maximum price (exclusive of expenses) payable by the Company which may be paid for the 2012 Shares shall be equal to 105 percent Of the average of the middle market quotations for the 2012 Shares as derived from the daily Official List of the London Stock Exchange for the

					Board of Directors	Yes	For	For Mgt

five business days immediately preceding the day on which the purchase is made 4.4 the authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the 2012 cell to be held in 2014; 4.5 the Company may make a contract to purchase its 2012 shares under the authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own 2012 shares in pursuance of any such contract notwithstanding the expiry of the authority given by this resolution; and 4.6 any 2012 share acquired by the Company pursuant to the above authority shall be acquired by the Company acting in respect of the 2012 cell and may, subject to the requirements of the Law, be held as a treasury share in accordance with the Law or be cancelled by the Company

Better Capital PCC Ltd	BCAP LN	N/A	August 13, 2013	Proposal 1: that subject to the passing of resolution 9 to be proposed at the 2014 annual general meeting of company,	Board of Directors	Yes	For	For Mgt

the company generally be and is herby authorized for the purposes of the companies (Guernsey) law 2008 as amended (the “law”) to make market acquisitions (as defined in the law) of the 2009 shares provided that A. the maximum number of 2009 shares authorized to be purchased shall be 14.99 percent of the 2009 cell of the company’s issued 2009 shares immediately following this annual general meeting; B. the minimum price (exclusive of expenses) which may be paid for such shares is GBP 1.00 per 2009 share, C. The maximum price (exclusive of expenses) payable by the company, acting through the 2009 cell, which may be paid for 2009 shares shall be equal to 105 per cent, of the average of the middle market quotations for the 2009 shares as derived from the daily official list of the London stock exchange for the five business days immediately preceding the day on which the purchase is made; D the authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the 2009 cell to be held in 2015 or, if earlier, the date falling eighteen months from the passing of these resolutions, E. the company may make a contract to purchase its own 2009 shares under the authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority and may make purchase of its own 2009 shares in pursuance of any such contract notwithstanding the expiry of the authority given by this resolution; and F. any 2009 share acquired by the company pursuant to the above authority shall be acquired by the company acting in respect of the 2009 cell and may , subject to the requirements of the law, be held as a treasury share in accordance with the law or be cancelled by the company

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,  thereunto duly authorized.

Registrant	Hatteras GPEP Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	8/29/14